Income Taxes - Effective Income Tax Rate (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Effective Income Tax Rate Reconciliation, Percent
Effective income tax rate	(11.80%)	(4.50%)	14.00%	48.80%